DUE TO RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DUE TO RELATED PARTIES
NOTE 10 - DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	March 31,	December 31,
	2021	2020
	(Unaudited)
Mr. Jun Wang (1)	$-	-
Mr. Yang Wang (2)	243,556	91,951
Total	$243,556	91,951

(1)	Mr. Jun Wang controls 33.80% of the outstanding Class A common stock of Yubo New York and is the chief executive officer and a director of Yubo New York and Yubo Beijing.
(2)	Mr. Yang Wang controls 21.14% of the outstanding Class A common stock of Yubo New York and is a director of the Company and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.

Due to related parties consisted of the following:

	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852

(1)	Mr. Jun Wang owns 37.81% of Yubo Beijing capital stock and is the chief executive officer and a director of Platinum and Yubo Beijing.

(2)	Mr. Yang Wang owns 23.64% of Yubo Beijing capital stock and is a director of Platinum and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.